Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income from Operations by Segment
The following tables include results for the Company’s revenues and income from operations by segment for the three and six months ended June 30, 2020. No results are included for the three and six months ended June 30, 2021 as the Company only had one reportable segment during that period.

Three Months Ended June 30, 2020
	Tanker Segment	STS Transfer Segment	Total
	$	$	$
Revenues (1)	245,728	764	246,492
Voyage expenses	(61,558)	—	(61,558)
Vessel operating expenses	(45,140)	(1,078)	(46,218)
Time-charter hire expenses	(9,296)	—	(9,296)
Depreciation and amortization	(29,425)	(121)	(29,546)
General and administrative expenses (2)	(9,637)	(147)	(9,784)
(Loss) gain on sale of assets and write-down of assets	(185)	3,081	2,896
Income from operations	90,487	2,499	92,986

Equity income	3,188	—	3,188

(1)Revenues earned from the STS transfer segment are reflected in Other Revenues in the Company's unaudited consolidated statements of (loss) income.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).